Fair Value Measurement (Assets Measured at Fair Value on A Nonrecurring Basis) (Details) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value of Financial Instruments [Line Items]
Assets, fair value	$ 327,273	$ 253,647
Losses of assets fair value, measured on non-recurring basis	53,969	3,624
Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	68,276	73,395
Losses of assets fair value, measured on non-recurring basis	20,168	3,624
Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	258,997	180,252
Losses of assets fair value, measured on non-recurring basis	33,801	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	327,273	253,647
Significant Unobservable Inputs (Level 3) [Member] | Intangible assets, net [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	68,276	73,395
Significant Unobservable Inputs (Level 3) [Member] | Goodwill [Member]
Fair Value of Financial Instruments [Line Items]
Assets, fair value	$ 258,997	$ 180,252